Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands									3 Months Ended	12 Months Ended
	Oct. 06, 2015	May. 05, 2015	Oct. 31, 2014	Oct. 15, 2014	Sep. 02, 2013	Jun. 28, 2013	May. 14, 2013	Jan. 28, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Privax Ltd
Business Acquisition [Line Items]
Cash consideration paid		$ 35,874
Total purchase consideration		$ 61,626
Privax Ltd | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs										$ 1,996
Location Labs
Business Acquisition [Line Items]
Cash consideration paid											$ 116,221
Business acquisition, maximum contingent consideration				$ 36,000
Compensation expense										1,424	268
Business acquisition, percentage of outstanding shares acquired				99.899%
Percentage of ownership interest held by holders of Class B shares of WaveMarket, Inc.				0.101%
Total purchase consideration											181,924
Total purchase consideration, additional											4,209
Unrecognized compensation expense for future services				$ 2,850					$ 2,582	1,158	2,582
Payments in exchange for cancelled awards, contingent upon employees providing continued services to the Company										2,850
Net revenue									9,404
Net income									$ 577
Employee share-based compensation included in supplemental pro forma earnings											39,565
Location Labs | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs										15	4,158
Norman Safeground AS
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired			100.00%
Total purchase consideration			$ 16,909
Norman Safeground AS | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs										136	436
Winco Capital Participacoes LTDA
Business Acquisition [Line Items]
Cash consideration paid				$ 1,332
Business acquisition, percentage of outstanding shares acquired				100.00%
Total purchase consideration				$ 3,205
Winco Capital Participacoes LTDA | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs											246
Angle Labs
Business Acquisition [Line Items]
Cash consideration paid								$ 2,865
Retention and incentive compensation arrangements payment, profit target period								12 months
Total purchase consideration								$ 3,220
Angle Labs | Maximum
Business Acquisition [Line Items]
Retention and incentive compensation arrangements, related to business acquisition								$ 350
Angle Labs | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs											0	$ 55
Angle Labs | Research and development
Business Acquisition [Line Items]
Compensation expense												350
Privacy Choice LLC
Business Acquisition [Line Items]
Cash consideration paid							$ 3,200
Retention and incentive compensation arrangements payment, profit target period							12 months
Total purchase consideration							$ 3,840
Privacy Choice LLC | Maximum
Business Acquisition [Line Items]
Retention and incentive compensation arrangements, related to business acquisition							2,560
Privacy Choice LLC | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs							$ 66
Privacy Choice LLC | Research and development
Business Acquisition [Line Items]
Compensation expense											960	1,600
LPI Level Platforms Inc
Business Acquisition [Line Items]
Cash consideration paid						$ 20,130
Total purchase consideration						$ 23,418
LPI Level Platforms Inc | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs											0	302
ASR Technologies Ab
Business Acquisition [Line Items]
Cash consideration paid					$ 1,491
Retention and incentive compensation arrangements payment, profit target period					9 months
Total purchase consideration					$ 2,341
ASR Technologies Ab | Maximum
Business Acquisition [Line Items]
Retention and incentive compensation arrangements, related to business acquisition					$ 459
ASR Technologies Ab | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs											45	0
ASR Technologies Ab | Research and development
Business Acquisition [Line Items]
Compensation expense											$ 255	$ 204
Flayvr Media Ltd
Business Acquisition [Line Items]
Cash consideration paid	$ 2,500
Business acquisition, maximum contingent consideration	$ 2,400
Retention and incentive compensation arrangements payment, profit target period	24 months
Total purchase consideration	$ 4,061
Flayvr Media Ltd | Maximum
Business Acquisition [Line Items]
Retention and incentive compensation arrangements, related to business acquisition	$ 1,100
Flayvr Media Ltd | General and administrative
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs										174
Flayvr Media Ltd | Research and development
Business Acquisition [Line Items]
Compensation expense										$ 600